OTHER FINANCIAL LIABILITIES - Schedule of currency balances of interest bearing loans (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Nov. 03, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Total	$ 7,150,451	$ 6,936,188	$ 6,781,880	$ 6,800,000	$ 10,396,482
Interest Bearing Loans
Disclosure of detailed information about borrowings [line items]
Total	3,787,870	3,968,194
Chilean Peso | Interest Bearing Loans
Disclosure of detailed information about borrowings [line items]
Total	147,716	160,730
US Dollar | Interest Bearing Loans
Disclosure of detailed information about borrowings [line items]
Total	$ 3,640,154	$ 3,807,464